Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 1,542.0	$ 1,533.5
Additions	113.2	78.6
Disposals	(57.4)	(68.0)
Exchange differences	(3.7)	(2.1)
Cost, Ending balance	1,646.3	1,542.0	$ 1,533.5
Other	(6.1)
Adjustment	58.3
Accumulated depreciation, Beginning balance	(675.0)	(653.4)
Charge for the year	(80.3)	(76.3)	(70.2)
Disposals	42.4	51.6
Exchange differences	2.3	3.1
Accumulated depreciation, Ending balance	(767.3)	(675.0)	(653.4)
Other	1.6
Adjustment	(58.3)
Net book amount	879.0	867.0
Land [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	70.1	70.2
Additions	1.3
Exchange differences	(0.4)	(0.1)
Cost, Ending balance	69.5	70.1	70.2
Transfers	1.9
Adjustment	(3.4)
Net book amount	69.5	70.1
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	266.0	239.8
Additions	2.3	27.0
Disposals	(1.4)	(0.7)
Exchange differences	(0.8)	(0.1)
Cost, Ending balance	344.5	266.0	239.8
Transfers	23.1
Other	(12.5)
Adjustment	67.8
Accumulated depreciation, Beginning balance	(98.2)	(88.2)
Charge for the year	(10.2)	(10.7)
Disposals	1.3	0.5
Exchange differences	0.3	0.2
Accumulated depreciation, Ending balance	(128.0)	(98.2)	(88.2)
Other	1.6
Adjustment	(22.8)
Net book amount	216.5	167.8
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	1,062.4	974.6
Additions	27.8	155.5
Disposals	(55.5)	(65.8)
Exchange differences	(2.4)	(1.9)
Cost, Ending balance	1,175.7	1,062.4	974.6
Transfers	112.3
Adjustment	31.1
Accumulated depreciation, Beginning balance	(576.8)	(565.2)
Charge for the year	(70.1)	(65.6)
Disposals	41.1	51.1
Exchange differences	2.0	2.9
Accumulated depreciation, Ending balance	(639.3)	(576.8)	(565.2)
Adjustment	(35.5)
Net book amount	536.4	485.6
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	143.5	248.9
Additions	81.8	(103.9)
Disposals	(0.5)	(1.5)
Exchange differences	(0.1)
Cost, Ending balance	56.6	143.5	$ 248.9
Transfers	(137.3)
Other	6.4
Adjustment	(37.2)
Net book amount	$ 56.6	$ 143.5